Disposals	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Disposals

Note 4: Disposals

Conrad Istanbul

In December 2013, we completed the sale of our 25 percent equity interest in a joint venture entity that owns the Conrad Istanbul for $17 million. As a result of the sale, we reclassified a currency translation adjustment of $14 million, which was previously included in accumulated other comprehensive loss, to earnings and included this in our calculation of the loss on sale of our equity interest. In total, we recognized a pre-tax loss on the sale of $1 million that was included in other gain, net in our consolidated statement of operations for the year ended December 31, 2013.

India Joint Venture

In December 2011, we completed the sale of our 26 percent interest in a hotel development joint venture located in India for GBP 15 million, or approximately $23 million. As a result of the sale, we reclassified the currency translation adjustment of $8 million, which was previously recognized in accumulated other comprehensive loss, to earnings within our consolidated statement of operations for the year ended December 31, 2011. Further, we recognized a related pre-tax loss on the sale of $10 million that was included in other gain, net in our consolidated statement of operations for the year ended December 31, 2011.

Beverly Hills Office Building

In January 2011, we completed the sale of our former corporate headquarters office building in Beverly Hills, California for approximately $65 million and recognized a pre-tax gain of $16 million that was included in other gain, net in our consolidated statement of operations for the year ended December 31, 2011.